Other Income and Expenses - Schedule of Other Income and Expenses (Details) - JPY (¥) ¥ in Millions		3 Months Ended		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Other income
Gain on sale of crypto assets held (non-current assets)				¥ 1	¥ 123	¥ 16
Gain on sale of non-major line of business	[1]				300
Exchange gain		¥ (94)		0		12
Other				21	14	17
Total		1	8	22	437	45
Other expenses
Impairment loss of crypto assets held (non-current assets)				13		69
Impairment loss of intangible assets						9
Loss on sales and disposals of intangible assets				34	39	37
Loss on sale of crypto assets (non-current assets)						28
Loss on sale of subsidiary stock						5
Lease contract cancellation penalty					44
Termination benefits					39	1
Exchange loss				42	8
Other				16	23	16
Total		¥ 132	¥ 7	¥ 105	¥ 153	¥ 165

[1]	The Company sold the Sharely business and recorded a gain of ¥300 million in “Other income” in the consolidated statement of profit or loss and other comprehensive income for the year ended March 31, 2024. The Company evaluated the disposal of the Sharely business in accordance with IFRS 5, Non-current Assets Held for Sales and Discontinued Operations, and determined that it did not meet the definition of discontinued operations as it did not represent a separate major line of business.